Note 3 - Investment Securities Available for Sale - Sales of Available for Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from sales	$ 9,063	$ 15,686	$ 8,383
Gross realized gains	309	440	306
Gross realized losses	$ (6)	$ (117)	$ (58)